Quarterly Holdings Report
for
Fidelity® Ohio Municipal Income Fund
March 31, 2023
OFR-NPRT1-0523
1.814656.118
Municipal Bonds - 88.6%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	545,000	553,523
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	355,000	360,552
6.375% 10/1/43 (b)	355,000	360,767
TOTAL GUAM		1,274,842
Ohio - 87.3%
Akron Bath Copley Hosp. District Rev.:
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,043,581
Series 2016:
5% 11/15/26	535,000	568,206
5.25% 11/15/32	1,000,000	1,059,596
5.25% 11/15/34	1,500,000	1,573,768
5.25% 11/15/41	10,545,000	10,787,117
5.25% 11/15/46	2,650,000	2,696,160
Akron Income Tax Rev. Series 2022:
4% 12/1/24	1,075,000	1,098,169
4% 12/1/25	1,400,000	1,449,339
4% 12/1/26	1,120,000	1,172,908
4% 12/1/27	1,180,000	1,246,090
4% 12/1/28	1,380,000	1,473,437
4% 12/1/29	1,500,000	1,617,380
4% 12/1/30	1,210,000	1,303,570
4% 12/1/31	1,105,000	1,188,947
4% 12/1/32	1,285,000	1,380,221
4% 12/1/33	1,300,000	1,387,988
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,077,264
5% 8/1/42	4,175,000	4,399,523
Series 2020 A:
4% 12/1/40	11,880,000	11,721,543
5% 12/1/35	750,000	833,273
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,043,938
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	1,500,000	1,097,384
4% 6/1/37	2,000,000	1,975,645
4% 6/1/38	1,000,000	979,177
4% 6/1/39	1,000,000	967,926
4% 6/1/48	5,750,000	5,074,283
5% 6/1/27	1,000,000	1,063,515
5% 6/1/35	2,000,000	2,145,451
5% 6/1/36	2,000,000	2,128,090
Series 2020 B2, 5% 6/1/55	1,500,000	1,358,132
Butler County Hosp. Facilities Rev. Series 2016 X, 5% 5/15/32	3,950,000	4,643,870
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	8,688,274
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/43 (Assured Guaranty Muni. Corp. Insured) (b)	1,750,000	1,809,208
5% 1/1/48 (Assured Guaranty Muni. Corp. Insured) (b)	3,000,000	3,070,289
Series 2019 B:
5% 1/1/24 (b)	1,200,000	1,214,232
5% 1/1/25 (b)	1,125,000	1,157,393
5% 1/1/26 (b)	710,000	741,243
5% 1/1/27 (b)	700,000	741,982
Cleveland Gen. Oblig. Series 2012, 5% 12/1/25	25,000	25,043
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	671,303
5% 10/1/30	420,000	469,595
5% 10/1/31	650,000	724,641
5% 10/1/33	600,000	666,607
5% 10/1/36	700,000	765,542
5% 10/1/39	2,040,000	2,205,619
5% 10/1/43	5,000,000	5,347,532
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016, 5% 11/15/36	450,000	467,320
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	456,344
4% 12/1/34	370,000	393,767
4% 12/1/35	620,000	655,922
4% 12/1/36	1,400,000	1,444,420
4% 12/1/37	1,115,000	1,143,388
4% 12/1/38	650,000	663,221
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/24 (Assured Guaranty Muni. Corp. Insured)	475,000	492,086
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	200,000	212,225
5% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	265,000	287,866
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	220,000	244,226
5% 11/15/28 (Assured Guaranty Muni. Corp. Insured)	150,000	168,294
5% 11/15/29 (Assured Guaranty Muni. Corp. Insured)	210,000	235,494
5% 11/15/30 (Assured Guaranty Muni. Corp. Insured)	530,000	592,634
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	365,000	405,398
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	785,000	863,978
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,087,520
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	830,000	895,198
Series 2020 A:
4% 11/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,035,660
4% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,022,046
4% 11/15/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,009,581
Cleveland Wtr. Rev.:
Series 2015 Y, 4% 1/1/28	650,000	656,152
Series 2020:
5% 1/1/30	2,000,000	2,327,032
5% 1/1/31	2,250,000	2,616,206
5% 1/1/32	1,000,000	1,158,076
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,519,743
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2022 A:
5% 8/1/34	1,865,000	2,078,843
5% 8/1/35	1,910,000	2,102,317
5% 8/1/36	2,065,000	2,249,994
5% 8/1/37	2,170,000	2,341,569
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A:
4% 1/1/36	3,855,000	4,032,502
4% 1/1/37	3,755,000	3,889,066
Cuyahoga County Econ. Dev. Rev.:
(The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	360,908
5% 1/1/30	250,000	279,592
5% 1/1/31	525,000	586,788
5% 1/1/32	500,000	558,261
5% 1/1/33	400,000	445,839
5% 1/1/34	300,000	334,294
5% 1/1/35	500,000	553,956
5% 1/1/36	440,000	483,944
5% 1/1/37	400,000	435,946
5% 1/1/39	1,400,000	1,512,195
5% 1/1/40	1,620,000	1,745,068
Series 2020 D, 5% 12/1/27	2,500,000	2,783,693
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	1,835,221
5% 2/15/27	1,700,000	1,800,399
5% 2/15/28	2,385,000	2,514,403
5% 2/15/30	3,000,000	3,156,260
5% 2/15/31	1,500,000	1,576,514
5% 2/15/32	1,450,000	1,521,753
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	4,865,302
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,380,930
5% 12/1/51	6,000,000	5,615,194
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,293,162
5% 12/1/26	3,045,000	3,149,139
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	3,678,973
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (c)	2,465,000	2,470,577
Series 2016 C:
4% 11/1/40	3,000,000	3,005,902
5% 11/1/34	2,155,000	2,331,590
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/27	3,825,000	3,849,159
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,351,608
5% 1/1/36	3,450,000	3,354,712
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	1,275,000	1,277,728
Kent State Univ. Revs.:
Series 2016, 5% 5/1/30	1,125,000	1,195,628
Series 2020 A:
5% 5/1/45	1,250,000	1,351,355
5% 5/1/50	1,700,000	1,826,851
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	770,000	804,808
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (c)	6,235,000	6,359,882
Series 2019, 5% 8/1/24	655,000	665,919
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	5,684,606
5% 8/1/49	1,750,000	1,798,431
Miami Univ. Series 2022 A:
5% 9/1/25	780,000	824,166
5% 9/1/26	820,000	886,359
5% 9/1/27	575,000	635,556
5% 9/1/28	520,000	587,626
5% 9/1/29	545,000	627,859
5% 9/1/30	500,000	586,250
5% 9/1/31	700,000	834,628
5% 9/1/32	735,000	872,181
5% 9/1/33	780,000	923,255
5% 9/1/34	1,000,000	1,178,977
Miamisburg City School District Series 2016:
5% 12/1/28 (Pre-Refunded to 12/1/25 @ 100)	500,000	533,945
5% 12/1/29 (Pre-Refunded to 12/1/25 @ 100)	300,000	320,367
Middleburg Heights Hosp. Rev.:
Series 2020 A, 4% 8/1/47	3,000,000	2,719,640
Series 2021 A, 4% 8/1/41	3,000,000	2,867,371
Milford Exempt Village School District Series 2015, 3.5% 12/1/31	500,000	507,827
Montgomery County Hosp. Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2021:
3% 8/1/51	4,880,000	3,643,466
4% 8/1/37	1,125,000	1,139,585
4% 8/1/41	850,000	831,339
4% 8/1/51	2,000,000	1,866,780
5% 8/1/32	750,000	836,197
5% 8/1/36	1,225,000	1,328,216
5% 8/1/38	1,000,000	1,070,272
5% 8/1/39	1,100,000	1,167,454
Series 2021, 4% 8/1/46	1,230,000	1,190,304
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	1,799,336
5% 10/1/33	1,500,000	1,658,235
5% 10/1/35	1,450,000	1,588,104
5% 10/1/36	1,250,000	1,362,428
5% 10/1/37	1,430,000	1,556,101
Ohio Gen. Oblig. Series 2021 A:
5% 3/1/40	1,345,000	1,536,192
5% 3/1/41	2,000,000	2,273,382
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2019 B:
5% 12/1/37	835,000	917,546
5% 12/1/38	1,100,000	1,203,582
5% 12/1/39	775,000	844,152
(Denison Univ. 2021 Proj.) Series 2021:
4% 11/1/39	400,000	401,725
4% 11/1/45	1,900,000	1,852,819
5% 11/1/30	300,000	347,613
5% 11/1/33	300,000	345,795
5% 11/1/35	300,000	341,658
5% 11/1/41	300,000	331,582
(Kenyon College 2015 Proj.) Series 2015, 5% 7/1/41	3,100,000	3,178,217
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	2,730,135
5% 7/1/39	2,640,000	2,865,566
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	403,145
4% 7/1/37	450,000	451,549
5% 7/1/28	400,000	432,596
5% 7/1/29	735,000	793,106
5% 7/1/30	300,000	322,985
5% 7/1/31	400,000	429,800
5% 7/1/33	650,000	696,618
5% 7/1/35	1,550,000	1,650,239
5% 7/1/42	1,400,000	1,457,400
(Otterbein Univ. 2022 Proj.) Series 2022 A, 4% 12/1/46	1,250,000	1,088,877
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,604,387
5% 9/1/45	4,255,000	4,494,474
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,038,024
(Univ. of Dayton 2020 Proj.) Series 2020:
4% 2/1/36	900,000	922,584
5% 2/1/34	1,000,000	1,114,481
5% 2/1/35	800,000	885,800
(Univ. of Dayton Proj.) Series 2018 B:
4% 12/1/33	1,155,000	1,194,489
5% 12/1/29	1,310,000	1,440,241
5% 12/1/31	1,130,000	1,233,823
5% 12/1/35	1,000,000	1,077,112
5% 12/1/36	1,000,000	1,070,723
(Xavier Univ. Proj.) Series 2015 C, 5% 5/1/29	855,000	891,129
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (c)	5,000,000	4,740,739
Series 2019, 4% 10/1/49	3,270,000	2,988,686
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/30	2,500,000	2,883,528
5% 1/1/31	2,180,000	2,557,559
5% 1/1/32	1,580,000	1,882,636
5% 1/1/33	2,410,000	2,823,813
5% 1/1/34	2,425,000	2,826,092
5% 1/1/35	230,000	265,605
5% 1/1/36	540,000	616,679
5% 1/1/37	250,000	282,448
5% 1/1/38	855,000	957,208
5% 1/1/39	925,000	1,028,964
Ohio Hosp. Rev.:
Series 2020 A, 4% 1/15/50	1,000,000	917,134
Series 2020:
3% 1/15/45	2,500,000	1,926,444
4% 11/15/37	1,025,000	987,716
4% 11/15/39	1,115,000	1,059,498
4% 11/15/40	1,110,000	1,042,095
4% 11/15/41	1,175,000	1,095,486
5% 11/15/33	1,270,000	1,361,992
5% 11/15/35	1,465,000	1,543,306
Series 2021 A, 3% 1/15/46	5,000,000	3,800,851
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.):
Series 2017 B, 4.5% 3/1/47 (b)	330,000	332,459
Series 2019 B, 4.5% 3/1/50	4,325,000	4,406,576
(Mtg.-Backed Securities Prog.) Series 2022 A:
5% 3/1/30	400,000	454,505
5% 3/1/31	600,000	689,651
5% 9/1/31	640,000	740,444
Series 2021 C, 3.25% 3/1/51	7,575,000	7,462,936
Series 2022 B, 5% 3/1/52	2,955,000	3,100,275
Ohio Parks & Recreation Cap. Facilities (Parks and Recreation Impt. Fund Proj.) Series 2022 A:
5% 12/1/27	1,325,000	1,480,314
5% 12/1/28	1,325,000	1,512,445
5% 12/1/29	1,500,000	1,747,697
5% 12/1/30	1,600,000	1,896,513
5% 12/1/31	1,000,000	1,205,606
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010, 3.65%, tender 6/1/23 (c)	7,000,000	7,005,375
Ohio Spl. Oblig.:
(Administrative Bldg. Fund Projs.) Series 2020 B, 5% 4/1/39	1,865,000	2,062,006
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	2,780,304
5% 4/1/30	2,250,000	2,460,550
5% 4/1/31	2,000,000	2,182,387
5% 4/1/32	1,115,000	1,214,029
5% 4/1/33	1,850,000	2,005,541
5% 4/1/34	1,000,000	1,081,324
Series 2020 A:
5% 2/1/29	2,875,000	3,283,076
5% 2/1/30	1,045,000	1,214,114
Series 2021 A:
5% 4/1/34	1,430,000	1,676,876
5% 4/1/35	1,660,000	1,930,775
5% 4/1/37	1,680,000	1,919,625
5% 4/1/38	1,000,000	1,133,084
5% 4/1/39	1,000,000	1,124,094
5% 4/1/40	1,110,000	1,241,061
5% 4/1/41	750,000	834,900
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	4,154,481
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39	5,730,000	6,608,922
Series A, 5% 2/15/46	7,500,000	8,219,467
Port Auth. Econ. Dev. Rev.:
(Univ. of Northwestern Ohio Proj.) Series 2021, 4% 12/1/35	1,300,000	1,248,849
Series 2021, 4% 12/1/31	710,000	712,989
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	2,032,710
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/28	5,030,000	5,281,932
5% 2/15/30	3,860,000	4,017,980
5% 2/15/32	2,550,000	2,638,132
5% 2/15/33	2,460,000	2,536,017
5% 2/15/34	4,450,000	4,580,434
Univ. of Cincinnati Gen. Receipts:
Series 2016 A:
5% 6/1/32	745,000	799,592
5% 6/1/33	800,000	857,616
5% 6/1/34	585,000	625,663
Series 2016 C, 5% 6/1/41	2,585,000	2,722,143
Series 2019 A, 3% 6/1/39	3,000,000	2,649,393
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	642,835
5% 6/1/27	350,000	383,067
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,538,351
5% 12/1/29	825,000	885,081
5% 12/1/31	750,000	803,596
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	200,000	206,481
6% 12/1/29	215,000	223,094
6% 12/1/30	230,000	239,243
6% 12/1/31	245,000	255,209
Wright State Univ. Gen. Receipts Series 2022 A:
5% 5/1/24 (Build America Mutual Assurance Insured)	540,000	552,999
5% 5/1/25 (Build America Mutual Assurance Insured)	490,000	511,641
5% 5/1/26 (Build America Mutual Assurance Insured)	520,000	556,767
5% 5/1/27 (Build America Mutual Assurance Insured)	545,000	595,045
5% 5/1/28 (Build America Mutual Assurance Insured)	565,000	629,274
5% 5/1/29 (Build America Mutual Assurance Insured)	600,000	679,124
5% 5/1/30 (Build America Mutual Assurance Insured)	235,000	269,629
5% 5/1/31 (Build America Mutual Assurance Insured)	250,000	290,940
5% 5/1/32 (Build America Mutual Assurance Insured)	260,000	306,676
TOTAL OHIO		462,228,335
Puerto Rico - 1.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (d)	1,455,000	1,428,730
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,634,241	925,463
5.625% 7/1/27	190,000	196,304
5.625% 7/1/29	590,000	615,937
5.75% 7/1/31	1,395,000	1,479,345
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2018 A1, 0% 7/1/31	1,515,000	1,010,603
TOTAL PUERTO RICO		5,656,382
TOTAL MUNICIPAL BONDS (Cost $488,508,264)		469,159,559

Municipal Notes - 10.5%
	Principal Amount (a)	Value ($)
Ohio - 10.5%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 3.88% 4/3/23, LOC Bank of Montreal, VRDN (c)	4,110,000	4,110,000
Franklin County Hosp. Facilities Rev. Series 2022, 3.65% 4/3/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	30,300,000	30,299,998
Montgomery County Hosp. Rev. Series 2019 C, 3.9% 4/3/23, LOC PNC Bank NA, VRDN (c)	1,400,000	1,400,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 3.9% 4/3/23 (Liquidity Facility Barclays Bank PLC), VRDN (c)	15,300,000	15,300,000
Series 2013 B2, 3.9% 4/3/23 (Liquidity Facility Bank of New York, New York), VRDN (c)	4,400,000	4,400,000

TOTAL MUNICIPAL NOTES (Cost $55,509,997)		55,509,998

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $544,018,261)	524,669,557
NET OTHER ASSETS (LIABILITIES) - 0.9%	4,935,400
NET ASSETS - 100.0%	529,604,957

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,428,730 or 0.3% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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